Parent Company (the "Company") Only Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,328,920	$ 2,648,051	¥ 32,935,111
Short-term investments	14,137,566	1,936,839	16,810,107
Amounts due from related parties	7,702,404	1,055,225	1,722,603
Prepayments and other current assets	3,632,956	497,713	3,434,763
Total current assets	61,886,043	8,478,354	70,380,233
Non-current assets:
Total non-current assets	45,718,569	6,263,418	47,002,969
Total assets	107,604,612	14,741,772	117,383,202
Current liabilities:
Amounts due to related parties	409,363	56,083	561,625
Current portion of long-term borrowings	3,397,622	465,472	4,736,087
Accruals and other liabilities	16,041,079	2,197,619	15,556,354
Total current liabilities	62,311,024	8,536,576	57,798,116
Long-term borrowings	11,440,755	1,567,377	13,042,861
Total non-current liabilities	31,787,045	4,354,808	29,989,070
Total liabilities	94,098,069	12,891,384	87,787,186
SHAREHOLDERS' EQUITY
Treasury shares	(239,328)	(32,788)	(1,849,600)
Additional paid in capital	118,688,242	16,260,222	117,717,254
Accumulated other comprehensive loss	582,659	79,823	432,991
Accumulated deficit	(113,100,000)	(15,490,281)	(90,758,034)
Total shareholders' equity	6,064,546	830,839	25,735,632	¥ 24,089,539	¥ 34,785,557
Total liabilities, mezzanine equity and shareholders' equity	107,604,612	14,741,772	117,383,202
Parent
Current assets:
Cash and cash equivalents	4,451,772	609,890	22,676,489
Short-term investments			1,499,939
Prepayments and other current assets	23,727	3,251	70,356
Total current assets	25,429,938	3,483,887	39,699,885
Non-current assets:
Investments in subsidiaries and VIEs			2,783,143
Total non-current assets			2,783,143
Total assets	25,429,938	3,483,887	42,483,028
Current liabilities:
Current portion of long-term borrowings	2,706,285	370,760	3,286,640
Accruals and other liabilities	123,833	16,965	146,330
Total current liabilities	4,450,764	609,753	5,361,070
Deficits of investments in subsidiaries and VIEs	6,845,155	937,782
Long-term borrowings	8,166,996	1,118,874	11,575,725
Total non-current liabilities	15,012,151	2,056,656	11,575,725
Total liabilities	19,462,915	2,666,409	16,936,795
SHAREHOLDERS' EQUITY
Treasury shares	(239,328)	(32,788)	(1,849,600)
Additional paid in capital	118,688,242	16,260,222	117,717,254
Accumulated other comprehensive loss	582,659	79,823	432,991
Accumulated deficit	(113,068,210)	(15,490,281)	(90,758,034)
Total shareholders' equity	5,967,023	817,478	25,546,233
Total liabilities, mezzanine equity and shareholders' equity	25,429,938	3,483,887	42,483,028
Parent | Subsidiaries
Current assets:
Amounts due from related parties	20,952,738	2,870,513	15,453,012
Current liabilities:
Amounts due to related parties	1,620,646	222,028	1,928,100
Parent | Related parties
Current assets:
Amounts due from related parties	1,701	233	89
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	3,406	467	3,368
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	3,406	467	3,368
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	254	35	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 254	$ 35	¥ 254